Income Taxes - Significant components of the Company's deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 4,857,000	$ 812,000
Lease liabilities	15,680,000	40,000
Financing obligation	15,582,000	962,000
Other	20,000	4,000
Total deferred tax assets	36,137,000	1,818,000
Valuation allowance	(4,922,000)	(800,000)
Deferred tax assets after valuation allowance	31,216,000	1,018,000
Deferred tax liabilities:
Property and equipment	(30,879,000)	(983,000)
Operating lease right-of-use assets, net	(349,000)	(39,000)
Deferred Tax Liabilities, Gross, Total	(31,228,000)	(1,021,000)
Net deferred tax liabilities	(13,000)	$ (4,000)
Increase in valuation allowance	$ 4,122